Employee benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
EMPLOYEE BENEFITS

11.	EMPLOYEE BENEFITS
The Company has established a salary deferral plan under Section 401(k) of the Internal Revenue Code for employees who meet certain eligibility requirements. The plan allows eligible employees to
defer a portion of their compensation up to the IRS maximum allowable amount. Such deferrals accumulate on a tax deferred basis until the employee withdraws the funds. The Company has a safe harbor provision and matches up to 5% of the employees’ eligible earnings. The total amount contributed for the match during the three months ended March 31, 2024 and 2023, was $97,093 and $59,340, respectively.
The plan also provides a profit-sharing component whereby the Company can make a discretionary contribution to the plan which is allocated based on the compensation of eligible employees. No profit-sharing contributions were made during the three months ended March 31, 2024 and 2023.
Stock Incentive Plan
The 2023 Stock Incentive Plan was approved and implemented in February 2023. 64,700 common shares are authorized to be granted under the terms of the plan. Under the incentive plan, 36,680 stock options were granted, of which 9,175 were fully vested on the date of grant and 27,505 will be fully vested after three years of service. These stock options will expire ten years after their vesting date.
The value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. Compensation expense is recognized using the straight-line method over the requisite service period for 27,505 vesting options and at the time of issuance for the 9,175 immediately vested options. The expected life of the stock options is determined by analyzing the studies of employee exercise behaviors for similar instruments from comparable companies to the Company. The expected volatility in the Company’s share price is based on the average volatilities of comparable, publicly traded companies, and the risk-free rate for periods within the contractual life of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend rate of zero is based on historical experience and the future expectation of zero dividend payments.
No stock options were granted, exercised, forfeited or expired during the three months ended March 31, 2024. At March 31, 2024 and December 31, 2023, 36,680 options were outstanding, 9,175 options were exercisable and 19,972 options were vested and expected to vest.
Stock option activity for the three months ended March 31, 2023 was as follows:

	Option Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted- Average Remaining Contractual Term
Outstanding at December 31, 2022	—	$—	$—
Granted	36,680	$240.09	$—	2.1 years
Exercised	—	$—	$—
Forfeited or expired	—	$—	$—

Outstanding at March 31, 2023	36,680	$240.09	$—	2.1 years

Exercisable at March 31, 2023	9,175	240.09	$—	2.1 years
Vested and expected to vest at March 31, 2023	19,972	240.09	$—	2.1 years
The weighted-average grant date fair value of the stock options granted during the three
months ended March
31
,
2023
, was $
180.85
per stock option.
The fair value of the
9,175 stock options vested during the three months ended March 31, 2023, was $
1,659,299. Total compensation expense for the
27,505 unvested stock options not yet recognized as of March 31, 2023, was $
3,021,643 and will be recognized over a period of
2.1
years for the unvested stock options.
Total compensation expense for the 27,505 unvested stock options not yet recognized as of March 31, 2024, was $2,459,333 and will be recognized over a period of 1.1 years for the unvested stock options.
The Company recognized total stock-based compensation expense related to stock options of $562,310 and $1,912,647 for the three months ended March 31, 2024 and 2023, respectively.

12.	EMPLOYEE BENEFITS
The Company has established a salary deferral plan under Section 401(k) of the Internal Revenue Code for employees who meet certain eligibility requirements. The plan allows eligible employees to defer a portion of their compensation up to the IRS maximum allowable amount. Such deferrals accumulate on a tax deferred basis until the employee withdraws the funds. The Company has a safe harbor provision and matches up to 5% of the employees’ eligible earnings. The total amount contributed for the match during the years ended December 31, 2023
,
and 2022, was $293,975 and $202,128, respectively.
The plan also provides a profit-sharing component whereby the Company can make a discretionary contribution to the plan which is allocated based on the compensation of eligible employees. No profit-sharing contributions were made during the years ended December 31, 2023
,
and 2022.

Stock Incentive Plan
The 2023 Stock Incentive Plan was approved and implemented in February 2023. 64,700 common shares are authorized to be granted under the terms of the plan. Under the incentive plan, 36,680 stock options were granted, of which 9,175 were fully vested on the date of grant and 27,505 will be fully vested after three years of service. These stock options will expire ten years after their vesting date. There was no employee stock incentive plan during the year ended December 31, 2022.
The value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. Compensation expense is recognized using the straight-line method over the requisite service period for 27,505 vesting options and at the time of issuance for the 9,175 immediately vested options. The expected life of the stock options is determined by analyzing the studies of employee exercise behaviors for similar instruments from comparable companies to the Company. The expected volatility in the Company’s share price is based on the average volatilities of comparable, publicly traded companies, and the risk-free rate for periods within the contractual life of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend rate of zero is based on historical experience and the future expectation of zero dividend payments.
The assumptions used in calculating stock-based compensation expense for stock option awards granted during the twelve months ended December 31, 2023, are as follows:

December 31, 2023
Fair value of common stock per share	$369.14
Expected volatility	25.7%
Expected option life (years)	4.75
Risk-free interest rate	4.03%
Cash dividend yield	0.0%
Stock option activity for the twelve months ended December 31, 2023, was as follows:

	Option Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted- Average Remaining Contractual Term
Outstanding at December 31, 2022	—	$—	$—
Granted	36,680	$240.09	$—	1.4 years
Exercised	—	$—	$—
Forfeited or expired	—	$—	$—

Outstanding at December 31, 2023	36,680	$240.09	$—	1.4 years

Exercisable at December 31, 2023	9,175	$240.09	$—	1.4 years
Vested and expected to vest at December 31, 2023	19,972	$240.09	$—	1.4 years
The weighted-average grant date fair value of the stock options granted during the twelve months ended December 31, 2023
,
was $180.85 per
stock
option.
The fair value of the 9,175 stock options vested during the twelve months ended December 31, 2023
,
was $1,659,299. Total compensation expense for the 27,505 unvested stock options not yet recognized as of December 31, 2023
,
was $3,021,643 and will be recognized over a period of 1.4 years for the unvested stock options.
The Company recognized total stock-based compensation expense related to stock options of $3,611,935 for the twelve months ended December 31, 2023.